BASIS OF PRESENTATION (Q3) (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
BASIS OF PRESENTATION [Abstract]
Basis of Accounting
The Unaudited Condensed Consolidated Financial Statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("GAAP") for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and notes required by GAAP for complete financial statements.  All significant intra-company accounts and transactions have been eliminated in the preparation of the Unaudited Condensed Consolidated Financial Statements.  Related party transactions between the Company and its equity method investees have not been eliminated.

New Accounting Pronouncements
Recently Adopted Accounting Pronouncements

In June 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU and its related amendments (collectively, the "Credit Loss Standard") modified the credit loss model to utilize an expected loss methodology in place of an incurred loss methodology for financial instruments, including trade receivables, contract assets, long-term receivables and off-balance sheet credit exposures. The Credit Loss Standard requires consideration of a broader range of information to estimate expected credit losses, including historical information, current conditions and a reasonable forecast period. This ASU requires that the statement of operations reflect the measurement of credit losses for newly recognized financial assets as well as an expected increase or decrease of expected credit losses that have taken place during the period, which may result in earlier recognition.  The Company adopted the Credit Loss Standard effective January 1, 2020, utilizing a modified retrospective approach and its adoption did not have a significant impact on the Company's Unaudited Condensed Consolidated Financial Statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.  This ASU simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. Under this ASU, a goodwill impairment is calculated as the difference between the carrying amount of the reporting unit and its fair value, but not to exceed the carrying amount of the goodwill allocated to that reporting unit.  Additionally, this ASU requires the same impairment testing methodology for all reporting units, even those with a zero or negative carrying amount, and requires an entity to disclose the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount.  The Company adopted this ASU effective January 1, 2020 and its adoption did not have a significant impact on the Company's Unaudited Condensed Consolidated Financial Statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement.  This ASU removes the disclosure requirements for the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy.  The Company adopted this ASU effective January 1, 2020 and its adoption did not have a significant impact on the Company's Unaudited Condensed Consolidated Financial Statements.

Recently Issued SEC Rules

In May 2020, the SEC issued Final Rule Release No. 33-10786, which amends the financial statement requirements for acquisitions and dispositions of businesses and related pro forma financial information required under SEC Regulation S-X, Rule 3-05. The final rule modifies the significance test required in SEC Regulation S-X, Rule 1-02(w) by raising the significance threshold for reporting dispositions of a business from 10% to 20% and by modifying the calculation of the investment and income tests.  In accordance with Rules 3-09 or 4-08(g), the revised income test will apply to the evaluation of equity method investments for significance.  The Company is currently evaluating the impact of these modifications, which are effective for fiscal years beginning after December 31, 2020.

In August 2020, the SEC issued Final Rule Release No. 33-10825, which amends certain disclosure requirements required by Regulation S-K relating to the description of business (Item 101), legal proceedings (Item 103) and risk factors (Item 105). The amendments to Item 101 will, among other things, allow the Company to provide updates to the general development of the business based on materiality, if it incorporates by reference a full discussion from a previously filed registration statement or report.  The amendment also requires disclosure of the registrant’s human capital resources to the extent such disclosures would be material to an understanding of the registrant’s business. The amendments to Item 103 will, among other things, increase the quantitative threshold for disclosing certain governmental environmental proceedings and the amendments to Item 105 will, among other things, require a risk factor summary where the risk factor section itself is longer than 15 pages. The Company is currently evaluating the impact of these modifications, which are effective for fiscal years beginning December 31, 2020.

Recent Accounting Pronouncements. In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. This ASU requires the income tax consequences of an intra-entity transfer of an asset, other than inventory, to be recognized when the transfer occurs. Two common examples of assets included in the scope of this update are intellectual property and property, plant and equipment. Carrier adopted the new standard effective January 1, 2018. The adoption of this standard did not have a material impact on the Combined Financial Statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU requires a financial asset (or group of financial assets) to be measured at an amortized cost basis and presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets in order to present the net carrying value, which represents the amount expected to be collected on the financial asset. The provisions of this ASU are effective for years beginning after December 15, 2019, with early adoption permitted. The Business is still evaluating the impact of this ASU and its related amendments on the Combined Financial Statements, which is not expected to be material.

In February 2018, the FASB issued ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (Topic 220). The new standard allows companies to reclassify to retained earnings the stranded tax effects in accumulated other comprehensive income (AOCI) from the then newly-enacted TCJA. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, with early adoption permitted. The Business elected to reclassify the income tax effects of TCJA from AOCI to UTC Net Investment effective January 1, 2019. The adoption of this standard did not have a material impact on the Combined Financial Statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. The new standard removes the disclosure requirements for the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy. The provisions of this ASU are effective for years beginning after December 15, 2019, with early adoption permitted. The Business does not expect this ASU to have a significant impact on the Combined Financial Statements, as it only includes changes to disclosure requirements.

In August 2018, the FASB issued ASU 2018-14, Compensation—Retirement Benefits—Defined Benefit Plans—General (Subtopic 715-20): Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans. The new standard includes updates to the disclosure requirements for defined benefit plans including several additions, deletions and modifications to the disclosure requirements. The provisions of this ASU are effective for years ending after December 15, 2020, with early adoption permitted. The Business is currently evaluating the impact of this ASU and expect to adopt for the year ending December 31, 2020.

In August 2018, the FASB issued ASU 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract. The new standard provides updated guidance surrounding implementation costs associated with cloud computing arrangements that are service contracts. The provisions of this ASU are effective for years beginning after December 15, 2019, with early adoption permitted. The Business is currently evaluating the impact of this ASU.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments in this update remove certain exceptions of Topic 740 including: exception to the incremental approach for intraperiod tax allocation when there is a loss from continuing operations and income or gain from other items; exception to the requirement to recognize a deferred tax liability for equity method investments when a foreign subsidiary becomes an equity method investment; exception to the ability not to recognize a deferred tax liability for a foreign subsidiary when a foreign equity method investment becomes a subsidiary; exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year. There are also additional areas of guidance in regards to: franchise and other taxes partially based on income and the interim recognition of enactment of tax laws and rate changes. The provisions of this ASU are effective for years beginning after December 15, 2020, with early adoption permitted. The Business is currently evaluating the impact of this ASU.